Private Placement - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Proceeds from issuance of private placement		$ 28,875,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Class of warrants and rights issued during the period	19,250,000
Proceeds from issuance of private placement	$ 28,875,000
Private Placement Warrants [Member] | Sponsor [Member]
Class of warrants and rights issued during the period	17,000,000	19,250,000
Class of warrants and rights issued, price per warrant	$ 1.50	$ 1.50
Proceeds from issuance of private placement	$ 25,500,000	$ 28,875,000
Private Placement Warrants [Member] | Common Class A [Member]
Exercise price of warrants or rights	$ 11.50	$ 11.50
Class of warrant or right, number of securities called by warrants or rights	1	1